CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	$ 111	$ 4
Cash equivalents	428	441
Total cash and cash equivalents	$ 539	$ 445	$ 469	$ 192